Prepaid expenses (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses
Schedule of prepaid expenses

(a)This caption is made up as follows:

	2021	2020
	US$(000)	US$(000)

Prepaid energy services (b)	24,806	25,692
Prepaid insurance	15,588	15,794
Deferred costs of works for taxes	2,934	4,855
Other prepaid expenses	986	4,174

	44,314	50,515

Classification by maturity:
Current portion	20,394	25,709
Non-current portion	23,920	24,806

	44,314	50,515

(b)

Corresponds mainly to payments made in advance to EDEGEL for an original amount of US$31,007,190 corresponding to the right to use the capacity of the hydraulic system of EDEGEL by the subsidiary Empresa de Generación Huanza S.A. This prepayment is being charged to results during the life of the underlying assets (35 years) since January 2015.

9.   Prepaid expenses

(a)This caption is made up as follows:

	2021	2020
	US$(000)	US$(000)

Prepaid energy services (b)	24,806	25,692
Prepaid insurance	15,588	15,794
Deferred costs of works for taxes	2,934	4,855
Other prepaid expenses	986	4,174

	44,314	50,515

Classification by maturity:
Current portion	20,394	25,709
Non-current portion	23,920	24,806

	44,314	50,515

(b)

Corresponds mainly to payments made in advance to EDEGEL for an original amount of US$31,007,190 corresponding to the right to use the capacity of the hydraulic system of EDEGEL by the subsidiary Empresa de Generación Huanza S.A. This prepayment is being charged to results during the life of the underlying assets (35 years) since January 2015.